Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Balance (in shares) at Dec. 31, 2020	7,308,685
Balance at Dec. 31, 2020	$ 86,886	$ 69,578	$ 4,284	$ (16,938)	$ 143,810
Net income		18,633			18,633
Other comprehensive loss			(822)		$ (822)
Stock options exercised (in shares)	10,650				12,150
Stock options exercised	$ 94				$ 94
Stock-based compensation, net (in shares)	11,213
Stock-based compensation, net	$ 151				151
Treasury shares acquired				(12,291)	(12,291)
Cash dividends		(4,240)			$ (4,240)
Balance (in shares) at Dec. 31, 2021	7,330,548				5,888,737
Balance at Dec. 31, 2021	$ 87,131	83,971	3,462	(29,229)	$ 145,335
Net income		15,673			15,673
Other comprehensive loss			(25,606)		$ (25,606)
Stock options exercised (in shares)					0
Stock-based compensation, net (in shares)	24,405
Stock-based compensation, net	$ 633				$ 633
Treasury shares acquired				(6,119)	(6,119)
Cash dividends		(5,490)			(5,490)
Common stock issued in business combination (in shares)	2,561,513
Common stock issued in business combination	$ 73,265				$ 73,265
Balance (in shares) at Dec. 31, 2022	9,916,466				8,245,235
Balance at Dec. 31, 2022	$ 161,029	$ 94,154	$ (22,144)	$ (35,348)	$ 197,691